Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	108,977,083.77	13,428
Yield Supplement Overcollateralization Amount 07/31/22	2,512,822.50	0
Receivables Balance 07/31/22	111,489,906.27	13,428
Principal Payments	8,009,261.63	298
Defaulted Receivables	30,733.05	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	2,225,132.96	0
Pool Balance at 08/31/22	101,224,778.63	13,128

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.38%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	1,706,644.65	144
Past Due 61-90 days	529,766.77	41
Past Due 91-120 days	54,290.91	4
Past Due 121+ days	0.00	0
Total	2,290,702.33	189

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	73,780.86
Aggregate Net Losses/(Gains) - August 2022	(43,047.81)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.46%
Prior Net Losses/(Gains) Ratio	-0.23%
Second Prior Net Losses/(Gains) Ratio	-0.38%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	-0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.01%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	101,224,778.63
Weighted Average Contract Rate	3.69%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	19.81

Flow of Funds	$ Amount
Collections	8,437,924.45
Investment Earnings on Cash Accounts	5,083.99
Reserve Fund Balance	2,546,066.61
Servicing Fee	(92,908.26)
Aggregate Purchase Amount	103,480,644.64
Transfer to Collection Account	-
Available Funds	114,376,811.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	185,934.43
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	98,792,817.33
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	15,311,473.00

Total Distributions of Available Funds	114,376,811.43

Servicing Fee	92,908.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 08/15/22	98,792,817.33
Principal Paid	98,792,817.33
Note Balance @ 09/15/22	0.00

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-3
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-4
Note Balance @ 08/15/22	68,232,817.33
Principal Paid	68,232,817.33
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class B
Note Balance @ 08/15/22	30,560,000.00
Principal Paid	30,560,000.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	272,521.10
Total Principal Paid	98,792,817.33
Total Paid	99,065,338.43

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.27000%
Interest Paid	185,934.43
Principal Paid	68,232,817.33
Total Paid to A-4 Holders	68,418,751.76

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	30,560,000.00
Total Paid to B Holders	30,646,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2723522
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	98.7316037
Total Distribution Amount	99.0039559

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.0877434
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	766.1443671
Total A-4 Distribution Amount	768.2321105

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,002.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,546,066.61
Investment Earnings	4,599.89
Investment Earnings Paid	(4,599.89)
Deposit/(Withdrawal)	(2,546,066.61)
Balance as of 09/15/22	0.00
Change	(2,546,066.61)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$437,435.16	$558,938.92	$504,561.33
Number of Extensions	43	51	43
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.47%	0.39%